14. Income Taxes (Details 3) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Investments in subsidiaries
DisclosureOfUnrecognisedDeferredTaxAssetsLineItems [Line Items]
Unrecognized deferred tax assets	$ 5,534	$ 5,029
Marketable securities
DisclosureOfUnrecognisedDeferredTaxAssetsLineItems [Line Items]
Unrecognized deferred tax assets	276	624
Loss carry-forwards
DisclosureOfUnrecognisedDeferredTaxAssetsLineItems [Line Items]
Unrecognized deferred tax assets	974	2,108
Investment tax credits
DisclosureOfUnrecognisedDeferredTaxAssetsLineItems [Line Items]
Unrecognized deferred tax assets	1,481	1,481
Foreign tax credits
DisclosureOfUnrecognisedDeferredTaxAssetsLineItems [Line Items]
Unrecognized deferred tax assets	268	16
Mineral properties
DisclosureOfUnrecognisedDeferredTaxAssetsLineItems [Line Items]
Unrecognized deferred tax assets	$ 203	$ 435